Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation
Basis of preparation
2  Basis of preparation
The consolidated financial statements of the Group for the three years ended December 31, 2021, 2020 and 2019 are prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively “IFRS”).
These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination, which have been initially recognized at fair value, and certain financial assets such as the non-listed
equity instruments and the convertible loan receivable which are both included in the other non-current
assets and the share appreciation rights are measured at fair value.
The financial statements are prepared on a going concern basis. The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.
The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.
Impact of
COVID-19
on our Business
In 2020, the vast majority of the businesses addressed by our segments were adversely affected by the effects of the
COVID-19
pandemic, which had a negative impact on our results of operations. These effects have faded out in 2021, although we continued to experience a negative impact from the COVID-19 pandemic in certain business lines that have not yet recovered in full. In particular, during the first half of 2021, order intake levels from automotive, aerospace, and certain industrial clients in our Materialise Software and Materialise Manufacturing segments remained below the pre-pandemic 2019 levels. To-date, we have not incurred significant bad debt or major delays in trade payments as a result of the ongoing COVID-19 pandemic.
New standards, interpretations and amendments adopted by the Group
The following amendments and interpretations issued by the IASB and IFRIC apply for the first time in 2021, but do not have a significant impact on the consolidated financial statements of the Group.

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)

•	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)

•	Amendments to IFRS 16 Leases: Covid-19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021) – effective as from 1 April 2021
A number of new standards, amendments to standards and interpretations are not yet effective for the year ended 31 December 2021, and have not been applied in preparing these consolidated financial statements. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.
Amendments to IAS 1 Presentation of Financial statements: Classification of Liabilities as Current or
Non-current
, issued on 23 January 2020, clarify a criterion in IAS 1 for classifying a liability as non-current:
the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.
The amendments:

•	specify that an entity’s right to defer settlement must exist at the end of the reporting period;

•	clarify that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement;

•	clarify how lending conditions affect classification; and

•	clarify requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments.
On July 15, 2020, the IASB issued Classification of Liabilities as Current or
Non-current
— Deferral of Effective Date (Amendment to IAS 1) deferring the effective date of the January 2020 amendments to IAS 1 by one year to annual reporting periods beginning on or after January 1, 2023 with early application permitted.
The IASB has published a new exposure draft on the topic on 19 November 2021.
Amendments to IFRS 3 Business Combinations; IAS 16 Property, plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual improvements
, issued on 14 May 2020, include several narrow-scope amendments which are changes that clarify the wording or correct minor consequences, oversights or conflicts between requirements in the Standards:

•	Amendments to IFRS 3 Business Combinations update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.

•
Amendments to IAS 16 Property, Plant and Equipment
prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related cost in profit or loss. The amendments also clarify that testing whether an item of PPE is functioning properly means assessing its technical and physical performance rather than assessing its financial performance.

•
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets
specify which costs a company includes when assessing whether a contract will be loss-making. The amendments clarify that the ‘costs of fulfilling a contract’ comprise both: the incremental costs; and an allocation of other direct costs.

•
Annual Improvements to IFRS Standards 2018–2020 make minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases.

These amendments are effective for annual periods beginning on or after 1 January 2022 with early application permitted.
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
, issued on 12 February 2021, include narrow-scope amendments to improve accounting policy disclosures so that they provide more useful information to investors and other primary users of the financial statements. The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.
These amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted.
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
, issued on 12 February 2021, clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events.
These amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted.
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
, issued on 7 May 2021, clarifies how companies should account for deferred tax on transactions such as leases and decommissioning obligations. IAS 12 Income Taxes specifies how a company accounts for income tax, including deferred tax, which represents tax payable or recoverable in the future. In specified circumstances, companies are exempt from recognizing deferred tax when they recognize assets or liabilities for the first time. Previously, there had been some uncertainty about whether the exemption applied to transactions such as leases and decommissioning obligations—transactions for which companies recognize both an asset and a liability. The amendments clarify that the exemption does not apply and that companies are required to recognize deferred tax on such transactions. The aim of the amendments is to reduce diversity in the reporting of deferred tax on leases and decommissioning obligations.

These amendments are effective for annual periods beginning on or after 1 January 2023 with early application permitted.
Retroactive adjustments in the reporting year 2020
The Group has adjusted retrospectively the reporting year 2020 for the following impacts:

•
Our consolidated financial statements for the year ended December 31, 2020 appearing in our Annual Report on Form
20-F,
as filed with the U.S. Securities and Exchange Commission on April 30, 2021 (the “FY 2020 Form
20-F”),
included provisional accounting for the Materialise Motion (formerly RS Print) business combination. At approval of our 2020 consolidated financial statements by the Board, the deferred tax analysis was not yet finalized.

As of
October 2021, we completed the analysis of deferred taxes in respect of the Materialise Motion business combination, with corresponding adjustments to goodwill and deferred taxes. The impact has been accounted for as retrospective adjustments to our consolidated statement of financial position as of December 31, 2020 and our consolidated income statement for the year ended December 31, 2020. The adjustment results in a decrease in deferred tax liabilities of K€ 1,822, an increase in deferred income tax benefit of K€ 79, a decrease in goodwill of K€ 1,743 and an increase in consolidated reserves of K€ 79.
We refer to Note 4 for a detailed discussion of the Materialise Motion business combination.
The impact of the retrospective adjustments on the consolidated statement of financial position as of December 31, 2020 and the consolidated income statement for the year ended December 31, 2020 is as follows:

	As of December 31, 2020
Retrospective adjustment impact on statement of financial position in 000€	As previously reported	IFRS 3 Materialise Motion	As adjusted
Assets
Non-current assets
Goodwill	20,342	(1,743)	18,599
Intangible assets	32,981	—	32,981
Property, plant & equipment	88,267	—	88,267
Right-of-use assets	10,996	—	10,996
Investments in joint ventures	—	—	—
Deferred tax assets	201	—	201
Investments in convertible loans	6,203	—	6,203
Investments in non-listed equity instruments	3,842	—	3,842
Other non-current assets	4,093	—	4,093
Total non-current assets	166,925	(1,743)	165,182
Current assets
Inventories and contracts in progress	10,043	—	10,043
Trade receivables	30,871	—	30,871
Other current assets	8,290	—	8,290
Cash and cash equivalents	111,538	—	111,538
Total current assets	160,742	—	160,742
Total assets	327,667	(1,743)	325,924

	As of December 31, 2020
	As previously reported	IFRS 3 Materialise Motion	As adjusted
Equity and liabilities
Equity
Share capital	4,096	—	4,096
Share premium	141,274	—	141,274
Consolidated reserves	(7,395)	79	(7,316)
Other comprehensive loss	(4,871)	—	(4,871)
Equity attributable to the owners of the parent	133,104	79	133,183
Non-controlling interest	—	—	—
Total equity	133,104	79	133,183
Non-current liabilities
Loans & borrowings	90,502	—	90,502
Lease liabilities	7,086	—	7,086
Deferred tax liabilities	6,805	(1,822)	4,983
Deferred income	5,327	—	5,327
Other non-current liabilities	398	—	398
Total non-current liabilities	110,118	(1,822)	108,296
Current liabilities
Loans & borrowings	13,984	—	13,984
Lease liabilities	3,539	—	3,539
Trade payables	17,698	—	17,698
Tax payables	974	—	974
Deferred income	29,555	—	29,555
Other current liabilities	18,695	—	18,695
Total current liabilities	84,445	—	84,445
Total equity and liabilities	327,667	(1,743)	325,924

	For the year ended December 31, 2020
Retrospective adjustment impact on income statement in 000€	As previously reported	IFRS 3 Materialise Motion	As adjusted
Revenue	170,449	—	170,449
Cost of sales	(76,446)	—	(76,446)
Gross profit	94,003	—	94,003
Research and development expenses	(27,104)	—	(27,104)
Sales and marketing expenses	(44,636)	—	(44,636)
General and administrative expenses	(29,337)	—	(29,337)
Net other operating income / (expenses)	2,436	—	2,436
Operating profit (loss)	(4,639)	—	(4,639)
Financial expenses	(5,995)	—	(5,995)
Financial income	2,453	—	2,453
Share in loss of joint venture	(39)	—	(39)
Loss before taxes	(8,221)	—	(8,221)
Income taxes	949	79	1,028
Net loss for the year	(7,272)	79	(7,193)
Net loss attributable to:
The owners of the parent	(7,124)	79	(7,045)
Non-controlling interest	(148)	—	(148)